RELATED PARTY TRANSACTIONS	12 Months Ended	15 Months Ended
	Apr. 30, 2024	Jul. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

Note 10: RELATED PARTY TRANSACTIONS

In support of the Company’s efforts and cash requirements, it may rely on advances from related parties until such time that the Company can support its operations or attain adequate financing through sales of its equity or traditional debt financing. There is no formal written commitment for continued support by officers, directors, or shareholders. Amounts represent advances, amounts paid in satisfaction of liabilities, or accrued compensation that has been deferred. The advances are considered temporary in nature and have not been formalized by a promissory note.

The Company has outstanding notes payable of $1,169,291 and $1,953,842 and accrued interest of $917,957 and $917,957 due to a related party as of April 30, 2024 and April 30, 2023, respectively (see Note 7).

The Company recognized net sales of $177,219 and $164,661 during the years ended April 30, 2024 and 2023, respectively, to related parties. As of April 30, 2024 and 2023, related parties had accounts receivable due to the Company of $17,720 and $28,800, respectively.

Note 10: RELATED PARTY TRANSACTIONS

In support of the Company’s efforts and cash requirements, it may rely on advances from related parties until such time that the Company can support its operations or attain adequate financing through sales of its equity or traditional debt financing. There is no formal written commitment for continued support by officers, directors, or shareholders. Amounts represent advances, amounts paid in satisfaction of liabilities or accrued compensation that has been deferred. The advances are considered temporary in nature and have not been formalized by a promissory note.

The Company has outstanding notes payable of $1,169,291 and $1,169,291 and accrued interest of $917,957 and $917,957 due to a related party as of July 31, 2024 and April 30, 2024, respectively (see Note 7).

The Company recognized net sales of $0 and $50,900 during the three months ended July 31, 2024 and 2023, respectively, to related parties. As of July 31, 2024 and 2023, related parties had accounts receivable due to the Company of $11,330 and $28,800, respectively.